Incentive Compensation Plans	12 Months Ended
Dec. 25, 2010
Share-based Compensation [Abstract]
Incentive Compensation Plans
Note 15: Incentive Compensation Plans
Incentive Plans. On May 12, 2010, the shareholders of the Company approved the adoption of the Tupperware Brands Corporation 2010 Incentive Plan (the “2010 Incentive Plan”). The 2010 Incentive Plan provides for the issuance of cash and stock-based incentive awards to employees, directors and certain non-employee participants. Stock-based awards may be in the form of performance awards, stock options, stock appreciation rights, restricted stock awards and restricted stock unit awards. Under the plan, awards that are canceled or expire are added back to the pool of available shares. The number of shares of the Company’s common stock available for stock-based awards under the plan totaled 4,750,000, plus any remaining shares available for issuance under the Tupperware Brands Corporation 2006 Incentive Plan and the Tupperware Brands Corporation Director Stock Plan. Shares may no longer be granted under these plans. The total number of shares available for grant under the 2010 Incentive Plan as of December 25, 2010 was 5,267,393.
All options’ exercise prices are equal to the underlying shares’ grant-date market values. Outstanding unvested options generally vest in one-third increments on the anniversary of the grant date in each of the following three years; however, certain options granted in 2000 and 2001 have terms that provide for vesting after seven years, or earlier if certain stock price appreciation goals are attained. All of these options had vested by the end of 2008.
Under the 2010 Incentive Plan, non-employee directors are obligated to receive one-half of their annual retainers in the form of stock and may elect to receive the balance of their annual retainers in the form of stock or cash. In addition, each non-employee director is eligible to receive a stock award in such form, at such time and in such amount as may be determined by the Nominating and Governance Committee of the Board of Directors.
Stock Options
Stock options to purchase the Company’s common stock are granted to employees, upon approval by the Company’s Board of Directors, with an exercise price equal to the fair market value of the stock on the date of grant. Options generally become exercisable in three years in equal installments beginning one year from the date of grant and generally expire 10 years from the date of grant. The fair value of the Company’s stock options was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010	2009	2008
Dividend yield	2.7%	3.5%	2.6%
Expected volatility	40%	39%	35%
Risk-free interest rate	2.0%	2.9%	2.9%
Expected life	8 years	8 years	8 years
Stock option activity for 2010 under all of the Company’s Incentive Plans is summarized in the following table.

	Outstanding		Exercisable
Stock options	Shares subject to option	Weighted average exercise price per share	Options exercisable at year end	Weighted average exercise price per share
Balance at December 26, 2009	4,012,277	$24.08	2,779,618	$21.27
Granted	377,100	47.31
Expired/Forfeited	(27,467)	26.18
Exercised	(826,706)	20.28
Balance at December 25, 2010	3,535,204	$27.43	2,591,135	$23.69
The intrinsic value of options exercised during 2010, 2009 and 2008 totaled $22.0 million, $54.9 million and $23.0 million, respectively. The average remaining contractual life on outstanding and exercisable options was 6.1 years and 5.1 years, at the end of 2010. The weighted average estimated grant date fair value of 2010, 2009 and 2008 option grants was $15.71, $12.64 and $5.51 per share, respectively.
In January 2009, the terms of then-outstanding stock options were modified to allow employees to net share settle when exercising their stock options. This modification of the awards had no material impact.
Performance awards, Restricted Stock and Restricted Stock Units
The Company also grants performance awards, restricted stock and restricted stock units to its employees and directors. The Company has time-vested and performance-vested awards which typically have initial vesting periods ranging from one to six years. Compensation expense associated with restricted stock and restricted stock units is equal to the market value of the Company’s common stock on the date of grant, and for time-vested awards is recorded straight-line over the required service period. For performance-vested awards, expense is recorded based on the probability of achieving the performance criteria over the required service period.
The Company’s performance-vested awards, granted under its performance share plan, provide incentive opportunity based on the overall success of the Company, as reflected through cash flow and earnings per share achieved over a three year performance period. The program is based upon a pre-defined number of performance share units, depending on achievement under the performance measures and can be up to 150 percent of shares initially granted. Prior to 2009, the Company paid out the awards associated with this program in cash. In November 2008, the Company modified this program, and beginning with the performance period ended in 2009, the awards have been made in the Company’s common stock. This change was accounted for as a modification of the running plans from liability based awards to equity based awards. As a result, the Company reclassified $1.6 million from long-term liabilities to additional paid in capital during the year ended December 27, 2008. The Company will continue to record expense on these awards based on the probability of achieving the performance conditions over the three year performance period; however, the Company will no longer remeasure the fair value of the awards, as had been the case previously, as the per share value of the awards was fixed on the date the awards were modified. The Company paid, in cash to participants, $3.0 million for the plan ending in 2008.
In 2010, as a result of improved performance, the Company increased the estimated number of shares expected to vest by a total of 30,692 shares for the three performance share plans running during 2010.
Performance award, restricted stock and restricted stock unit activity in 2010, under all of the Company’s Incentive Plans, is summarized in the following table:

	Shares outstanding	Weighted average grant date fair value
Balance at December 26, 2009	1,060,846	$21.22
Granted	184,560	46.59
Performance share adjustments	30,692	37.82
Vested	(251,991)	23.00
Forfeited	(36,368)	25.67
Balance at December 25, 2010	987,739	$25.86
The fair value of performance awards, restricted stock and restricted stock units vested in 2010, 2009 and 2008 was $11.8 million, $4.2 million and $5.5 million, respectively.
Compensation expense associated with performance awards, restricted stock and restricted stock units that settle in stock is equal to the market value of the shares on the date of grant and is recorded pro rata over the requisite service period. For awards which are paid in cash, compensation expense is remeasured each reporting period based on the market value of the shares and is included as a liability on the Consolidated Balance Sheets. Shares outstanding under cash settled awards totaled 10,651, 7,969 and 6,850 shares as of December 25, 2010, December 26, 2009 and December 27, 2008, respectively. As of December 25, 2010 and December 26, 2009, these cash settled awards had a fair value of $0.5 million and $0.4 million, respectively.
Compensation expense associated with all employee stock-based compensation was $14.8 million, $13.2 million and $8.5 million in 2010, 2009 and 2008, respectively. The tax benefit associated with this compensation expense was $5.4 million, $4.8 million and $3.1 million in 2010, 2009 and 2008, respectively. As of December 25, 2010, total unrecognized stock based compensation expense related to all unvested stock-based awards was $17.6 million, which is expected to be recognized over a weighted average period of 28 months.
Expense related to earned cash performance awards of $23.6 million, $25.1 million and $22.5 million was included in the Consolidated Statements of Income for 2010, 2009 and 2008, respectively.
Stock from treasury shares was issued during 2009 when stock options were exercised until all such shares were issued, which occurred during the first quarter. Subsequently, the Company began using previously unissued shares and then began repurchasing shares in the third quarter of 2009. Some of these shares were then used to satisfy option exercises. The Company’s Board of Directors, in February 2010, approved a revised program for repurchasing shares with an aggregate cost up to $350 million until February 1, 2015. The Company expected, at that time, to use proceeds from stock option exercises and excess cash generated by the business to offset dilution associated with the Company’s equity incentive plans with the intention of keeping the number of shares outstanding at about 63 million. On January 31, 2011, the Company’s board increased the share repurchase authorization by $250 million to $600 million. The authorization continues to run until February 1, 2015. The Company plans to accelerate its share repurchases to use each year’s proceeds from stock option exercises, along with cash available at the end of the prior year. Repurchases are expected to be made evenly through the year.
During 2010, 2009 and 2008, the Company repurchased 1.3 million, 1.8 million and 0.6 million shares at an aggregate cost of $60.3 million, $77.0 million and $22.7 million, respectively. Since inception of the program in May 2007 and through December 25, 2010, the Company had repurchased 5.1 million shares at an aggregate cost of $201.6 million.